Columbia Select Mid Cap Growth Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Mid Cap Growth Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.6%
Issuer	Shares	Value ($)
Communication Services 9.1%
Entertainment 5.8%
Roblox Corp., Class A(a)	200,064	6,726,152
Spotify Technology SA(a)	124,852	37,053,576
Take-Two Interactive Software, Inc.(a)	139,233	22,327,404
TKO Group Holdings, Inc.	206,107	22,480,090
Total		88,587,222
Interactive Media & Services 1.0%
Pinterest, Inc., Class A(a)	376,953	15,639,780
Media 2.3%
Trade Desk, Inc. (The), Class A(a)	370,697	34,393,268
Total Communication Services		138,620,270
Consumer Discretionary 22.2%
Broadline Retail 1.2%
Coupang, Inc., Class A(a)	775,110	17,626,001
Diversified Consumer Services 0.7%
Duolingo, Inc.(a)	59,647	11,416,436
Hotels, Restaurants & Leisure 15.5%
Cava Group, Inc.(a)	121,115	11,209,193
Churchill Downs, Inc.	163,681	21,196,690
Domino’s Pizza, Inc.	80,795	41,090,721
DoorDash, Inc., Class A(a)	253,878	27,954,507
DraftKings, Inc., Class A(a)	812,299	28,536,064
Flutter Entertainment PLC(a)	55,491	10,659,266
Hilton Worldwide Holdings, Inc.	124,045	24,883,427
Royal Caribbean Cruises Ltd.(a)	73,251	10,817,708
Texas Roadhouse, Inc.	104,520	18,047,468
Viking Holdings Ltd.(a)	655,566	20,591,328
Wynn Resorts Ltd.	211,584	20,075,090
Total		235,061,462
Household Durables 0.5%
PulteGroup, Inc.	64,961	7,621,224
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 4.3%
Burlington Stores, Inc.(a)	66,726	16,017,577
Floor & Decor Holdings, Inc., Class A(a)	132,092	15,436,271
Ross Stores, Inc.	237,149	33,143,944
Total		64,597,792
Total Consumer Discretionary		336,322,915
Consumer Staples 2.2%
Consumer Staples Distribution & Retail 2.2%
Casey’s General Stores, Inc.	69,051	22,909,741
Sprouts Farmers Market, Inc.(a)	141,093	11,143,525
Total		34,053,266
Total Consumer Staples		34,053,266
Energy 4.7%
Energy Equipment & Services 1.0%
TechnipFMC PLC	602,890	15,789,689
Oil, Gas & Consumable Fuels 3.7%
Cameco Corp.	517,450	28,723,650
Targa Resources Corp.	225,377	26,646,323
Total		55,369,973
Total Energy		71,159,662
Financials 4.9%
Capital Markets 1.8%
Blue Owl Capital, Inc.	540,057	9,715,625
KKR & Co., Inc., Class A	170,446	17,528,667
Total		27,244,292
Financial Services 3.1%
Apollo Global Management, Inc.	407,732	47,362,149
Total Financials		74,606,441
Health Care 18.6%
Biotechnology 3.2%
Alnylam Pharmaceuticals, Inc.(a)	46,808	6,947,711
Exact Sciences Corp.(a)	136,209	6,190,699
Natera, Inc.(a)	329,213	35,071,061
Total		48,209,471

Columbia Select Mid Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Mid Cap Growth Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 5.6%
Align Technology, Inc.(a)	95,108	24,462,729
DexCom, Inc.(a)	266,844	31,693,062
IDEXX Laboratories, Inc.(a)	59,281	29,459,693
Total		85,615,484
Health Care Providers & Services 2.7%
Cencora, Inc.	179,824	40,742,724
Life Sciences Tools & Services 7.1%
Agilent Technologies, Inc.	172,622	22,511,635
Bio-Techne Corp.	424,705	32,782,979
Charles River Laboratories International, Inc.(a)	141,725	29,541,159
West Pharmaceutical Services, Inc.	67,801	22,469,929
Total		107,305,702
Total Health Care		281,873,381
Industrials 15.9%
Aerospace & Defense 4.2%
BWX Technologies, Inc.	205,633	18,944,968
HEICO Corp.	108,046	23,961,362
Howmet Aerospace, Inc.	244,080	20,661,372
Total		63,567,702
Building Products 1.5%
Trex Company, Inc.(a)	261,282	22,595,667
Commercial Services & Supplies 2.6%
RB Global, Inc.	167,252	12,155,875
Rollins, Inc.	589,661	26,941,611
Total		39,097,486
Electrical Equipment 3.2%
Hubbell, Inc.	38,374	14,923,265
Vertiv Holdings Co.	352,740	34,593,212
Total		49,516,477
Ground Transportation 2.6%
Saia, Inc.(a)	27,672	11,331,130
XPO, Inc.(a)	267,164	28,581,205
Total		39,912,335
Machinery 0.8%
Xylem, Inc.	85,552	12,064,543
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.0%
Ferguson PLC	74,155	15,256,650
Total Industrials		242,010,860
Information Technology 15.7%
Electronic Equipment, Instruments & Components 0.8%
Vontier Corp.	319,973	12,792,521
IT Services 1.3%
MongoDB, Inc.(a)	85,792	20,252,060
Semiconductors & Semiconductor Equipment 3.5%
Lattice Semiconductor Corp.(a)	195,446	14,509,911
Monolithic Power Systems, Inc.	35,003	25,749,257
Universal Display Corp.	69,206	12,159,494
Total		52,418,662
Software 10.1%
Crowdstrike Holdings, Inc., Class A(a)	144,776	45,411,888
Datadog, Inc., Class A(a)	241,411	26,598,664
Fair Isaac Corp.(a)	34,200	44,115,606
HubSpot, Inc.(a)	33,262	20,324,745
Manhattan Associates, Inc.(a)	73,756	16,192,392
Total		152,643,295
Total Information Technology		238,106,538
Real Estate 2.7%
Real Estate Management & Development 2.7%
CoStar Group, Inc.(a)	515,113	40,266,383
Total Real Estate		40,266,383
Utilities 0.6%
Independent Power and Renewable Electricity Producers 0.6%
Vistra Corp.	83,639	8,286,952
Total Utilities		8,286,952
Total Common Stocks (Cost $1,269,800,932)		1,465,306,668

Columbia Select Mid Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Mid Cap Growth Fund, May 31, 2024 (Unaudited)
Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	45,950,140	45,940,950
Total Money Market Funds (Cost $45,936,301)		45,940,950
Total Investments in Securities (Cost: $1,315,737,233)		1,511,247,618
Other Assets & Liabilities, Net		6,751,388
Net Assets		1,517,999,006
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	52,937,961	630,180,181	(637,174,756)	(2,436)	45,940,950	(10,262)	1,294,497	45,950,140
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Select Mid Cap Growth Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT194_08_P01_(07/24)